Fair Value Measurements - Additional Information (Detail)			1 Months Ended					12 Months Ended
	May 31, 2012 USD ($)	May 31, 2012 EUR (€)	May 31, 2011 Foreign currency forward contract	May 31, 2012 Fair Value, Measurements, Recurring Cross-currency swap USD ($)	May 31, 2011 Fair Value, Measurements, Recurring Cross-currency swap USD ($)	May 31, 2012 Fair Value, Measurements, Recurring Foreign currency forward contract USD ($)	May 31, 2011 Fair Value, Measurements, Recurring Foreign currency forward contract USD ($)	May 31, 2012 Unsecured Six Point Seven Zero Percent Senior Notes due November One, Twenty Fifteen		May 31, 2011 Unsecured Six Point Seven Zero Percent Senior Notes due November One, Twenty Fifteen
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency contracts, fair value of liability				$ 2,159,000	$ 20,519,000	$ 1,356,000
Debt, interest rate								6.70%	[1]	6.70%	[1]
Debt, due date								Nov. 01, 2015	[1]	Nov. 01, 2015	[1]
Effective euro fixed-rate borrowing	5.31%	5.31%						5.31%
Notional principal amount of cross-currency swap	150,000,000	125,000,000
Foreign currency contracts, fair value of assets							$ 6,157,000
Foreign currency forward contract, maturity date			Nov. 23, 2011

[1]	We entered into a cross-currency swap, which fixed the interest and principal payments in euros, resulting in an effective fixed-rate borrowing of 5.31%.